BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            BOSTON PARTNERS BOND FUND
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                               Institutional Class

                         Supplement dated July 19, 2001
                      to Prospectus dated December 31, 2000

The following information replaces the fifth paragraph under the heading "Primary Investment Strategies" on page 14, with respect to the Boston Partners Small Cap Value Fund II and the fourth paragraph under the heading "Primary Investment Strategies" on page 24, with respect to the Boston Partners Long/Short Equity Fund:

        The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.

The following supplements the information under the heading "Key Risks" on page 15, with respect to the Boston Partners Small Cap Value Fund II and page 25, with respect to the Boston Partners Long/Short Equity Fund:

o IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            BOSTON PARTNERS BOND FUND
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                                 Investor Class

                         Supplement dated July 19, 2001
                      to Prospectus dated December 31, 2000

The following information replaces the fifth paragraph under the heading "Primary Investment Strategies" on page 13, with respect to the Boston Partners Small Cap Value Fund II and the fourth paragraph under the heading "Primary Investment Strategies" on page 22, with respect to the Boston Partners Long/Short Equity Fund:

        The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.

The following supplements the information under the heading "Key Risks" on page 14, with respect to the Boston Partners Small Cap Value Fund II and page 23, with respect to the Boston Partners Long/Short Equity Fund:

o IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.